BUSINESS COMBINATION - Shanxi Zhongrun (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥) director	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Intangible assets				¥ 0
Liabilities
Investment income recognized under the equity method			$ 49,998	¥ 326,239	¥ 318,882	¥ (160,117)
Gain on previously held equity interest remeasured at acquisition-date fair value						748,086
Shanxi Zhongrun
BUSINESS COMBINATION
Registered capital		¥ 500
Equity interest acquired (as a percent)	40.00%	40.00%
Total number of directors | director		5
Number of directors can be appointed | director		2
Assets
Property, plant and equipment	¥ 2,292,483
Intangible assets	749
Other current assets	215,575
Inventories	15,473
Trade and notes receivables	4,135
Cash and cash equivalents	2,173,062
Liabilities
Deferred tax liabilities	(41,581)
Interest bearing loans and borrowings	(3,485,852)
Other payables and accrued expenses	(37,789)
Trade and notes payables	(13,778)
Net assets	1,122,477
Non-controlling interests	673,486
Share of net assets acquired	448,991
Fair value of previously held equity interest	448,991
Initial investment cost	400,184
Investment income recognized under the equity method	(6,553)
Book value of the investment	393,631
Fair value of the investment	448,991
Gain on previously held equity interest remeasured at acquisition-date fair value	55,360
Cash and bank balances acquired	2,173,062
Net inflow of cash and cash equivalents included in cash flows from investing activities	¥ 2,173,062
Revenue						645,214
Profit for the year						817
Net cash flows						¥ (2,137,166)
Shareholder one | Shanxi Zhongrun
BUSINESS COMBINATION
Equity interest acquired (as a percent)		20.00%
Shareholder two | Shanxi Zhongrun
BUSINESS COMBINATION
Equity interest acquired (as a percent)		20.00%
Shareholder three | Shanxi Zhongrun
BUSINESS COMBINATION
Equity interest acquired (as a percent)		20.00%